Nature of Operations and Going Concern	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Disclosure of reserves within equity [abstract]
Nature of Operations and Going Concern
1.	Nature of Operations and Going Concern

BriaCell Therapeutics Corp. (“BriaCell” or the “Company”) was incorporated under the Business Corporations Act (British Columbia) on July 26, 2006 and is listed on the TSX Venture Exchange (“TSXV”). The Company trades on the TSX Venture under the symbol “BCT.V”. Subsequent to the balance sheet date, on February 24, 2021, the Company also trades on the Nasdaq Capital Market under the symbols “BCTX” and “BCTXW”. On February 26, 2021, the Company completed an underwritten public offering in the United States and raised US$25 million (gross) – see Note 15(a).

The Company’s head office is located at Suite 300 – 235 West 15th Street, West Vancouver, British Columbia, V7T 2X1.

BriaCell is an immuno-oncology biotechnology company. BriaCell owns the US patent to Bria-IMT™, a whole-cell cancer vaccine (US Patent No.7674456) (the “Patent”). The Company is currently advancing its immunotherapy program, Bria-IMT™, to complete a 24-subject Phase I/IIa clinical trial and by research activities in the context of BriaDx™, a companion diagnostic test to identify patients likely benefitting from Bria-IMT™.

The accompanying condensed interim consolidated financial statements have been prepared on the basis of a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business for the foreseeable future. The Company has incurred losses from inception of $23,028,169 (July 31, 2020 - $22,326,312) has negative working capital and negative cash flows from operating activities and is currently in the development stage and has not commenced commercial operations. The Company’s ability to continue as a going concern is dependent upon its ability to attain future profitable operations and to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. As of January 31, 2021, the Company had not yet completed the clinical development of or achieved regulatory approval to market Bria-IMT™, its lead product candidate and expects to incur further losses; the nature of a development stage immuno-oncology company requires the raising of financial capital to support its clinical development programs and administrative costs. The uncertainty of the Company’s ability to raise such financial capital casts significant doubt on the Company’s ability to continue as a going concern. These condensed interim consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company not be able to continue as a going concern.

These condensed interim consolidated financial statements were authorized for issue by the Board of Directors on March 31, 2021.

1. Nature of Operations and Going Concern

BriaCell Therapeutics Corp. (“BriaCell” or the “Company”) was incorporated under the Business Corporations Act (British Columbia) on July 26, 2006 and is listed on the TSX Venture Exchange (“TSX Venture”). The Company trades on the TSX Venture under the symbol “BCT.V”.

The Company’s head office is located at Suite 300 – 235 West 15th Street, West Vancouver, British Columbia, V7T 2X1.

BriaCell is an immuno-oncology biotechnology company. BriaCell owns the US patent to Bria-IMT™, a whole-cell cancer vaccine (US Patent No.7674456) (the “Patent”). The Company is currently advancing its immunotherapy program, Bria-IMT™, to complete a 24-subject Phase I/IIa clinical trial and by research activities in the context of BriaDx™, a companion diagnostic test to identify patients likely benefitting from Bria-IMT™.

The accompanying consolidated financial statements have been prepared on the basis of a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business for the foreseeable future. The Company has incurred losses from inception of $22,326,312 (July 31, 2019 - $18,120,590), and negative cash flows from operations of $1,555,162 (2019- $5,094,895, 2018- $4,958,593) is currently in the development stage and has not commenced commercial operations. The Company’s ability to continue as a going concern is dependent upon its ability to attain future profitable operations and to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. As at July 31, 2020, the Company had not yet completed the clinical development of or achieved regulatory approval to market Bria-IMT™, its lead product candidate and expects to incur further losses; the nature of a development stage immune-oncology company requires the raising of financial capital to support its clinical development programs and administrative costs. The uncertainty of the Company’s ability to raise such financial capital casts significant doubt on the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company not be able to continue as a going concern.

These consolidated financial statements were authorized for issue by the Board of Directors on November 30, 2020.